Business segment information - Summary of sales and financial services revenue to external customers by product category (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Sales and financial services revenue:
Total sales and financial services revenue	¥ 13,020,768	¥ 10,974,373	¥ 9,921,513
All Other [member]
Sales and financial services revenue:
Total sales and financial services revenue	89,370	87,623	98,783
All Other [member] | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	75,784	72,338	82,264
Operating segments [member] | Game & Network Services [member]
Sales and financial services revenue:
Total sales and financial services revenue	4,267,734	3,644,598	2,739,763
Operating segments [member] | Game & Network Services [member] | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	4,172,994	3,538,533	2,674,356
Operating segments [member] | Game & Network Services [member] | Customer [member] | Digital Software and Add-on Content [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,934,586	1,523,045	1,424,459
Operating segments [member] | Game & Network Services [member] | Customer [member] | Network Services [member]
Sales and financial services revenue:
Total sales and financial services revenue	545,537	464,676	409,355
Operating segments [member] | Game & Network Services [member] | Customer [member] | Hardware and Others [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,692,871	1,550,812	840,542
Operating segments [member] | Music [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,618,958	1,380,632	1,116,949
Operating segments [member] | Music [member] | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,594,955	1,364,815	1,100,532
Operating segments [member] | Music [member] | Customer [member] | Recorded Music — Streaming [member]
Sales and financial services revenue:
Total sales and financial services revenue	709,453	598,868	462,368
Operating segments [member] | Music [member] | Customer [member] | Recorded Music — Others [member]
Sales and financial services revenue:
Total sales and financial services revenue	356,646	286,270	206,412
Operating segments [member] | Music [member] | Customer [member] | Music Publishing [member]
Sales and financial services revenue:
Total sales and financial services revenue	326,727	276,665	200,334
Operating segments [member] | Music [member] | Customer [member] | Visual Media and Platform [member]
Sales and financial services revenue:
Total sales and financial services revenue	202,129	203,012	231,418
Operating segments [member] | Pictures [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,493,050	1,369,422	1,238,911
Operating segments [member] | Pictures [member] | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,486,717	1,364,887	1,236,399
Operating segments [member] | Pictures [member] | Customer [member] | Motion Pictures [member]
Sales and financial services revenue:
Total sales and financial services revenue	542,044	464,043	518,840
Operating segments [member] | Pictures [member] | Customer [member] | Television Productions [member]
Sales and financial services revenue:
Total sales and financial services revenue	551,035	536,250	419,494
Operating segments [member] | Pictures [member] | Customer [member] | Media Networks [member]
Sales and financial services revenue:
Total sales and financial services revenue	393,638	364,594	298,065
Operating segments [member] | Entertainment, Technology & Services [member]
Sales and financial services revenue:
Total sales and financial services revenue	2,453,718	2,476,025	2,339,186
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	2,414,946	2,436,739	2,297,886
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Televisions [member]
Sales and financial services revenue:
Total sales and financial services revenue	624,264	733,251	858,837
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Audio and Video [member]
Sales and financial services revenue:
Total sales and financial services revenue	412,067	391,608	326,704
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Still and Video Cameras [member]
Sales and financial services revenue:
Total sales and financial services revenue	643,429	565,018	414,898
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Mobile Communications [member]
Sales and financial services revenue:
Total sales and financial services revenue	299,905	356,771	365,864
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Other [member]
Sales and financial services revenue:
Total sales and financial services revenue	435,281	390,091	331,583
Operating segments [member] | Imaging & Sensing Solutions [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,602,738	1,402,187	1,076,424
Operating segments [member] | Imaging & Sensing Solutions [member] | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,503,906	1,301,481	992,200
Operating segments [member] | Financial Services [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,769,954	889,082	1,533,829
Operating segments [member] | Financial Services [member] | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,760,731	878,532	1,524,811
Corporate [member]
Sales and financial services revenue:
Total sales and financial services revenue	¥ 10,735	¥ 17,048	¥ 13,065